Schedule of Convertible Note (Detail)	Dec. 31, 2015 USD ($) $ / shares
Tranche A
Debt Instrument [Line Items]
Principle Amount | $	$ 22,250,000
Conversion Price | $ / shares	$ 2.6
Tranche B
Debt Instrument [Line Items]
Principle Amount | $	$ 13,350,000
Conversion Price | $ / shares	$ 5.2
Tranche C
Debt Instrument [Line Items]
Principle Amount | $	$ 4,450,000
Conversion Price | $ / shares	$ 7.8